SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 59,698	¥ 49,107	¥ 83,122
General and administrative
SHARE-BASED PAYMENT
Total stock-based compensation expense	29,636	21,353	32,247
Research and development
SHARE-BASED PAYMENT
Total stock-based compensation expense	25,887	23,585	42,677
Selling and marketing
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 4,175	¥ 4,169	¥ 8,198